Defined Contribution Plan (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent	100.00%		100.00%
Employer matching contribution, description	401(k) defined contribution plan ("401(k) Plan") that provides for a 100% employer matching contribution of the first 3% and a 50% employer matching contribution of each additional percent contributed by an employee up to 5% of each employee's pay. Employees become fully vested in employer matching contributions after six months of employment.		401(k) defined contribution plan ("401(k) Plan") that provides for a 100% employer matching contribution of the first 3% and a 50% employer matching contribution of each additional percent contributed by an employee up to 5% of each employee's pay. Employees become fully vested in employer matching contributions after six months of employment.
Employer matching contribution, amount	$ 0.0	$ 14,486	$ 3,242	$ 13,173
PRC
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, amount	$ 77,199	$ 211,704	$ 456,268	$ 439,227